Earnings Per Share (Details) - Schedule of loss after income tax	6 Months Ended
	Jun. 30, 2023 AUD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 AUD ($) $ / shares shares
Schedule Of Loss After Income Tax [abstract]
Loss after income tax attributable to the owners of Mobilicom Limited (in Dollars and Dollars)	$ (2,145,538)	$ (1,421,829)	$ (1,926,331)
Weighted average number of ordinary shares used in calculating basic earnings/(losses) per share	1,329,644,730	1,329,644,730	321,936,715
Weighted average number of ordinary shares used in calculating diluted earnings/(losses) per share	1,329,644,730	1,329,644,730	321,936,715
Basic earnings/(losses) per share (in Dollars per share and Dollars per share) | (per share)	$ (0.16)	$ (0.11)	$ (0.6)
Diluted earnings/(losses) per share (in Dollars per share and Dollars per share) | (per share)	$ (0.16)	$ (0.11)	$ (0.6)